SHARE BASED PAYMENTS - Unvested Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of non-vested options, beginning of period (in shares)		20,000
Number of non-vested options, exercised (in shares)		(20,000)
Number of options granted (in shares)	182,805	182,805
Number of non-vested options, end of period (in shares)		182,805	20,000
Number of exercisable options (in shares)		0
Weighted average exercise price per share ($)
Price of non-vested options, beginning of period (in dollars per share)		$ 15.88
Price of exercised options (in dollars per share)		13.25
Granted during the year (in dollars per share)		23.75
Price of non-vested options, end of period (in dollars per share)		$ 22.25	$ 15.88
Weighted average remaining contractual term (years)
Weighted average remaining contractual term		4 years 6 months	2 years 4 months 24 days
Aggregate Intrinsic Value ($'000)
Aggregate intrinsic value, non-vested stock options		$ 494	$ 141
Options exercised, intrinsic value		$ 242	$ 7,300	$ 1,600